Annual Total Returns - (Nomura Fixed income mutual fund - Classes A, C, and Institutional) - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Nomura Tax-Free USA Fund)
Prospectus [Line Items]
Annual Return [Percent]	2.48%	11.15%	(16.22%)	5.18%	8.36%	8.07%	0.34%	6.16%	(0.10%)	3.44%
(Nomura Tax-Free USA Intermediate Fund)
Prospectus [Line Items]
Annual Return [Percent]	3.19%	7.64%	(12.20%)	3.24%	5.61%	7.33%	0.67%	5.05%	(0.72%)	2.39%